Common Shares	12 Months Ended
Dec. 31, 2025
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Common Shares	Common Shares
The Company is authorized to issue an unlimited number of common shares and first and second preferred shares up to 20 per cent of the issued common shares outstanding.

U.S.$ millions, except where noted	Common Shares	Common Shares ($)
Balance at December 31, 2023	—	—
Issued on October 1, 2024	207,570,409	2,187
Issued on exercise of stock options	470,700	9
Balance at December 31, 2024	208,041,109	2,196
Issued on exercise of stock options	209,403	5
Balance at December 31, 2025	208,250,512	2,201
Prior to the Spinoff, the Company had nil common shares outstanding. Upon Spinoff on October 1, 2024, the Company issued a total of 207,570,409 common shares by distributing 0.2 common shares of South Bow for each share held by TC Energy's shareholders of record as of the record date of September 25, 2024.
Dividends Declared
The Company's dividend payable of $104 million ($0.50 per share) was declared on November 13, 2025, and paid on January 15, 2026, to shareholders of record at the close of business on December 31, 2025.